UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22989

ALTMFX TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

Christopher J. Koons, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 22, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

NP STRATEGIC MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Principal	Description	Rate	Maturity	Value
Municipal Bonds - 143.6%
Arizona - 4.7%
$250,000	Maricopa County Community College District, Arizona General Obligation Bond, Series C	4.00%	07/01/15	$252,430

California - 22.9%
5,000,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (a)	5.03	08/01/43	1,218,250

Delaware - 1.9%
100,000	State of Delaware, Delaware General Obligation Bond, Series A	3.00	07/01/15	100,725

Kansas - 0.4%
20,000	City of Wichita KS, Kansas General Obligation Bond, Series 799	4.00	06/01/15	20,130

Maryland - 20.3%
1,000,000	City of Baltimore MD, Maryland Revenue Bond, Series A	4.00	07/01/15	1,009,670
45,000	County of Montgomery MD, Maryland General Obligation Bond, Series A	5.00	06/01/20	45,362
25,000	Washington Suburban Sanitary Commission, Washington General Obligation Bond, Series A	4.00	06/01/15	25,163
				1,080,195
Massachusetts - 3.9%
200,000	Town of Reading MA, Massachusetts General Obligation Bond	3.00	04/15/16	205,684

Mississippi - 3.9%
200,000	State of Mississippi, Mississippi General Obligation Bond	4.50	12/01/25	205,664

Missouri - 3.9%
200,000	State of Missouri, General Obligation Bond, Series A	5.00	10/01/15	204,878

Nevada - 1.9%
100,000	State of Nevada, Nevada General Obligation Bond, Series G	5.00	08/01/15	101,621

New Jersey - 3.9%
200,000	Monmouth County Improvement Authority, New Jersey Revenue Bonds, Series B	5.00	12/01/15	206,466

New York - 15.3%
500,000	City of New York NY, General Obligations Bond, Series C	5.00	08/01/24	613,975
200,000	City of Syracuse NY, New York General Obligation Bond, Series A	2.00	06/01/15	200,590
				814,565
North Carolina - 9.8%
200,000	City of Charlotte NC Water & Sewer System Revenue, North Carolina Revenue Bond	4.00	12/01/15	205,092
100,000	County of Guilford NC, North Carolina General Obligation Bond, Series C	4.00	04/01/16	103,764
200,000	State of North Carolina, North Carolina General Obligations Bond, Series E	5.00	05/01/16	210,278
				519,134
Pennsylvania - 4.0%
200,000	County of Bucks PA, Pennsylvania General Obligation Bond	5.00	05/01/16	210,384

Texas - 11.6%
200,000	North Texas Tollway Authority, Texas Revenue Bond (b)	5.75	01/01/38	208,144
200,000	Northside Independent School District, Texas General Obligation Bond	5.00	02/15/16	208,316
165,000	Texas Private Activity Bond Surface Transportation Corp., Texas Revenue Bond	7.00	06/30/40	200,676
				617,136
Vermont - 4.3%
225,000	Vermont Municipal Bond Bank, Vermont Revenue Bonds, Series 6	3.00	12/01/15	229,306

Virginia - 27.6%
1,450,000	Virginia Resources Authority, Virginia Revenue Bonds, Series B	2.25	10/01/15	1,465,428

Wisconsin - 3.3%
175,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Wisconsin Revenue Bond, Series 1	5.00	06/01/15	176,430

Total Municipal Bonds
(Cost $7,616,684)				7,628,426
Total Investments - 143.6%
(Cost $7,616,684)*				$7,628,426
Other Assets & Liabilities, Net – (43.6)%				(2,314,292)
Net Assets – 100.0%				$5,314,134

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2015.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,593
Gross Unrealized Depreciation	(2,851)
Net Unrealized Appreciation	$11,742

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	7,628,426
Level 3 - Significant Unobservable Inputs	-
Total	$7,628,426

The Level 2 value displayed in this table includes Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Long Positions – 78.8%
Common Stock – 78.8%
Canada – 1.3%
Basic Materials – 1.3%
59,660	Rio Alto Mining, Ltd. (a)	$146,966

Singapore – 4.3%
Financial – 4.3%
155,230	Keppel Land, Ltd.	503,351

United States – 73.2%
Basic Materials – 6.2%
4,225	International Paper Co.	234,445
3,520	Sigma-Aldrich Corp.	486,640
		721,085

Communications - 8.9%
11,709	Aruba Networks, Inc. (a)(b)	286,753
4,600	DIRECTV (a)	391,460
26,800	JDS Uniphase Corp. (a)	351,616
		1,029,829
Consumer, Cyclical – 22.6%
13,550	Bob Evans Farms, Inc.	626,823
4,941	Ethan Allen Interiors, Inc.	136,569
8,950	Family Dollar Stores, Inc.	709,198
19,580	La Quinta Holdings, Inc. (a)	463,655
14,260	Travelport Worldwide, Ltd.	238,142
4,300	TRW Automotive Holdings Corp. (a)	450,855
		2,625,242
Consumer, Non-Cyclical - 14.1%
21,150	Brookdale Senior Living, Inc. (a)	798,624
5,895	Hospira, Inc. (a)	517,817
1,262	Pharmacyclics, Inc. (a)	323,009
		1,639,450
Energy – 3.8%
5,530	Dresser-Rand Group, Inc. (a)	444,335

Financial – 4.4%
11,332	CIT Group, Inc.	511,300

Government – 4.1%
5,353	City National Corp.	476,845

Industrial – 3.1%
11,000	KapStone Paper and Packaging Corp. (a)	361,240

Technology – 6.0%
14,360	Riverbed Technology, Inc. (a)	300,268
16,830	SunEdison, Inc. (a)	403,920
		704,188
Total Common Stock
(Cost $9,348,354)		9,163,831
Total Long Positions – 78.8%
(Cost $9,348,354)*		$9,163,831
Total Short Positions - (7.9)%
(Proceeds $(936,504))*		(924,352)
Total Written Options - (0.0)%
(Premiums Received $(72))*		(8)
Other Assets & Liabilities, Net – 29.1%		3,388,853
Net Assets – 100.0%		$11,628,324

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
MARCH 31, 2015

	Security
Shares	Description	Value
Short Positions - (7.9)%
Common Stock - (7.9)%
Canada – (1.3)%
Basic Materials - (1.3)%
(13,513)	Tahoe Resources, Inc.	$(148,088)

United States – (6.6)%
Communications - (1.7)%
(6,210)	AT&T, Inc.	(202,757)

Consumer, Cyclical - (1.4)%
(2,058)	Dollar Tree, Inc.	(166,996)

Financial - (1.4)%
(8,156)	Host Hotels & Resorts, Inc. REIT	(164,588)

Government – (2.1)%
(4,008)	Royal Bank of Canada	(241,923)

Total Common Stock
(Proceeds $(936,504))		(924,352)
Total Short Positions - (7.9)%
(Proceeds $(936,504))		$(924,352)

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND
SCHEDULE OF CALL OPTIONS WRITTEN (Unaudited)
MARCH 31, 2015

Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(4)	Aruba Networks, Inc.	$25.00	04/15	$(4)
(4)	Aruba Networks, Inc.	25.00	07/15	(4)

Total Call Options Written
(Premiums Received $(72))	(8)
Total Written Options - (0.0)%
(Premiums Received $(72))	$(8)

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL OPTIONS WRITTEN (Unaudited)
MARCH 31, 2015

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $271,319 or 3.2% of net assets.

At March 31, 2015, the Fund held the following total return swap agreements:

						Net Unrealized
Counterparty	Reference Entity / Obligation	Pay/ Receive(1)	Average Spread	Maturity Date	Notional Amount	Appreciation (Depreciation)
Banc of America Securities	Aviva PLC	Pay	(0.40)%	04/11/16	$(339,365)	$7,699
Citigroup Global Markets, Inc.	Brit PLC	Receive	0.60	04/11/16	183,310	(417)
Banc of America Securities	Greene King PLC	Pay	(2.00)	04/11/16	(340,965)	(1,673)
Banc of America Securities	Friends Life Group, Ltd.	Receive	0.50	04/11/16	350,718	(7,449)
Banc of America Securities	Spirit Pub Co. PLC	Receive	0.60	04/11/16	351,898	241
Total						$(1,599)

(1) Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes  payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$88,231
Gross Unrealized Depreciation	(260,538)
Net Unrealized Depreciation	$(172,307)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of March 31, 2015.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Basic Materials	$868,051	$-	$-	$868,051
Communications	1,029,829	-	-	1,029,829
Consumer, Cyclical	2,625,242	-	-	2,625,242
Consumer, Non-Cyclical	1,639,450	-	-	1,639,450
Energy	444,335	-	-	444,335
Financial	1,014,651	-	-	1,014,651
Government	476,845	-	-	476,845
Industrial	361,240	-	-	361,240
Technology	704,188	-	-	704,188
Total Investments At Value	$9,163,831	$-	$-	$9,163,831
Other Financial Instruments**
Total Return Swaps	-	7,940	-	7,940
Total Assets	$9,163,831	$7,940	$-	$9,171,771

Level 1	Level 2	Level 3	Total
Liabilities

Securities Sold Short

Common Stock	$(924,352)	$-	$-	$(924,352)
Total Securities Sold Short	$(924,352)	$-	$-	$(924,352)
Other Financial Instruments**

Total Return Swaps		(9,539)	-	(9,539)
Written Options	-	(8)	-	(8)
Total Other Financial Instruments**	-	(9,547)	-	(9,547)

Total Liabilities	$(924,352)	$(9,547)	$-	$(933,899)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as total return swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ATLMFX  TRUST

By:	/s/Christopher J. Koons
Christopher J. Koons, Principal Executive Officer
Date:	05/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christopher J. Koons
Christopher J. Koons, Principal Executive Officer
Date:	05/27/15

By:	/s/Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	05/27/15